Insurance Contracts - Insurance Service Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance Contracts [Abstract]
Total incurred claims and other expenses	$ 20,163	$ 16,853
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	341	202
Insurance acquisition cash flows expensed as incurred	1,258	1,174
Changes related to future service (losses on onerous groups and reversals of such losses)	266	126
Changes related to past service (changes in FCF related to liability for incurred claims)	(2,397)	95
Total insurance service expenses	$ 19,631	$ 18,450